Other Expenses	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expenses

11.	Other Expenses

During 2014, 2015 and 2016, the Company recognized a charge of $250,283, $246,022 and $285,973, in relation to a special contribution. According to the Greek Law 4301/2014, the charge is a voluntary contribution calculated based on the carrying capacity of the Company’s fleet, and is payable annually for four fiscal years, until 2017. The special contribution is included in Other expenses in the accompanying consolidated statements of comprehensive income / (loss).